Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of unrecognized tax benefits
Balance at beginning of year	$ 59,001	$ 32,805	$ 33,873
Additions from the Acquisition	12,396	18,928
Additions based on tax positions related to the current year	12,890	6,780	5,674
Additions for tax positions of prior years	10,968	4,033	3,890
Reductions for tax positions of prior years	(1,993)	(1,168)	(5,901)
Settlements	(1,380)	(368)	(3,763)
Lapses of statutes of limitations	(2,393)	(2,009)	(968)
Balance at end of year	$ 89,489	$ 59,001	$ 32,805